Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events	Subsequent EventsIn January 2022 the Company issued 2,046,220 shares of Class A common stock related to the December 2021 and January 2022 cashless exercise of 5,425,349 Public Warrants and 2,574,164 Private Warrants, representing approximately 98.6% of the Public Warrants and 100% of the Private Warrants, respectively. Holders of Warrants received 0.2558 shares of Class A common stock per Warrant in lieu of receiving a redemption price of $0.10 per Warrant. A total of 74,631 Public Warrants remained unexercised after the Redemption Date and broker protect period and the Company redeemed those unexercised Public Warrants. Pursuant to the redemption, the Public Warrants ceased trading on The Nasdaq Global Market effective as of the close of trading on the Redemption Date, and were delisted after market close on the Redemption Date. As of the month ended January 31, 2022, Rover had no Warrants outstanding.The Warrants were classified as liability prior to exercise and redemption and measured at fair value with the change in fair value reported in the statement of operations. Upon the exercise of such Warrants to Class A common stock, the related carrying amount of the warrant liability was reclassified to stockholders’ equity.